PCX equities

RECD S.E.C.
SEP 1 5 2005
077

1-15831

[redacted]

05066434

VIA FACSIMILE AND U.S. MAIL
September 14, 2005

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: MCF Corporation, Original Listing:
Common Stock, $0.0001 per share

Dear Mr. Johnson:

Please be advised that PCX Equities, Inc. has received (on July 13, 2005) an application from the above-referenced issuer and has approved the above-referenced security for listing on the Pacific Exchange, Inc. ("Exchange"). The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Manager, Equity Qualification

PROCESSED
SEP 1 6 2005
THOMSON
FINANCIAL

Enclosure

cc: Mr. Christopher Aguilar, General Counsel and Secretary,
MCF Corporation, 600 California Street, Ninth Floor
San Francisco, California 94108

100 South Wacker Drive
Suite 1500
Chicago, IL 60606
Phone: (312) 442-7788
Fax: (312) 442-7778